Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2013
Registrant Name	dei_EntityRegistrantName	SA FUNDS INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001075065
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 04, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 04, 2013
Prospectus Date	rr_ProspectusDate	Oct. 29, 2013
SA U.S. Fixed Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SA U.S. Fixed Income Fund
Supplement [Text Block]	safit_SupplementTextBlock

SA FUNDS – INVESTMENT TRUST

SA U.S. Fixed Income Fund

Supplement dated December 4, 2013 to the
Prospectus dated October 29, 2013

This Supplement amends information in the Prospectus of the SA Funds – Investment Trust (“Trust”) dated October 29, 2013. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-800-366-7266 or on the Internet at http://sa-funds.net.

The expense examples in the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, found on pages 2, 11, 14, 17, 24, 28 and 31 of the Prospectus, respectively, have been amended and are replaced in their entirety with the following:

Supplement Closing [Text Block]	safit_SupplementClosingTextBlock	You should retain this Supplement for future reference.
SA U.S. Fixed Income Fund | SA U.S. Fixed Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	207
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	361
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	841
SA U.S. Core Market Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SA U.S. Core Market Fund
Supplement [Text Block]	safit_SupplementTextBlock

SA FUNDS – INVESTMENT TRUST

SA U.S. Core Market Fund

Supplement dated December 4, 2013 to the

Prospectus dated October 29, 2013

This Supplement amends information in the Prospectus of the SA Funds – Investment Trust (“Trust”) dated October 29, 2013. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-800-366-7266 or on the Internet at http://sa-funds.net.

The expense examples in the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, found on pages 2, 11, 14, 17, 24, 28 and 31 of the Prospectus, respectively, have been amended and are replaced in their entirety with the following:

Supplement Closing [Text Block]	safit_SupplementClosingTextBlock	You should retain this Supplement for future reference.
SA U.S. Core Market Fund | SA U.S. Core Market Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	324
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,253
SA U.S. Value Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SA U.S. Value Fund
Supplement [Text Block]	safit_SupplementTextBlock

SA FUNDS – INVESTMENT TRUST

SA U.S. Value Fund

Supplement dated December 4, 2013 to the
Prospectus dated October 29, 2013

This Supplement amends information in the Prospectus of the SA Funds – Investment Trust (“Trust”) dated October 29, 2013. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-800-366-7266 or on the Internet at http://sa-funds.net.

The expense examples in the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, found on pages 2, 11, 14, 17, 24, 28 and 31 of the Prospectus, respectively, have been amended and are replaced in their entirety with the following:

Supplement Closing [Text Block]	safit_SupplementClosingTextBlock	You should retain this Supplement for future reference.
SA U.S. Value Fund | SA U.S. Value Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,293
SA U.S. Small Company Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SA U.S. Small Company Fund
Supplement [Text Block]	safit_SupplementTextBlock

SA FUNDS – INVESTMENT TRUST

SA U.S. Small Company Fund

Supplement dated December 4, 2013 to the
Prospectus dated October 29, 2013

This Supplement amends information in the Prospectus of the SA Funds – Investment Trust (“Trust”) dated October 29, 2013. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-800-366-7266 or on the Internet at http://sa-funds.net.

The expense examples in the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, found on pages 2, 11, 14, 17, 24, 28 and 31 of the Prospectus, respectively, have been amended and are replaced in their entirety with the following:

Supplement Closing [Text Block]	safit_SupplementClosingTextBlock	You should retain this Supplement for future reference.
SA U.S. Small Company Fund | SA U.S. Small Company Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,504
SA International Small Company Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SA International Small Company Fund
Supplement [Text Block]	safit_SupplementTextBlock

SA FUNDS – INVESTMENT TRUST

SA International Small Company Fund

Supplement dated December 4, 2013 to the
Prospectus dated October 29, 2013

This Supplement amends information in the Prospectus of the SA Funds – Investment Trust (“Trust”) dated October 29, 2013. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-800-366-7266 or on the Internet at http://sa-funds.net.

The expense examples in the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, found on pages 2, 11, 14, 17, 24, 28 and 31 of the Prospectus, respectively, have been amended and are replaced in their entirety with the following:

Supplement Closing [Text Block]	safit_SupplementClosingTextBlock	You should retain this Supplement for future reference.
SA International Small Company Fund | SA International Small Company Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	901
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,970
SA Emerging Markets Value Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SA Emerging Markets Value Fund
Supplement [Text Block]	safit_SupplementTextBlock

SA FUNDS – INVESTMENT TRUST

SA Emerging Markets Value Fund

Supplement dated December 4, 2013 to the
Prospectus dated October 29, 2013

This Supplement amends information in the Prospectus of the SA Funds – Investment Trust (“Trust”) dated October 29, 2013. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-800-366-7266 or on the Internet at http://sa-funds.net.

The expense examples in the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, found on pages 2, 11, 14, 17, 24, 28 and 31 of the Prospectus, respectively, have been amended and are replaced in their entirety with the following:

Supplement Closing [Text Block]	safit_SupplementClosingTextBlock	You should retain this Supplement for future reference.
SA Emerging Markets Value Fund | SA Emerging Markets Value Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	793
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,879
SA Real Estate Securities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SA Real Estate Securities Fund
Supplement [Text Block]	safit_SupplementTextBlock

SA FUNDS – INVESTMENT TRUST

SA Real Estate Securities Fund

Supplement dated December 4, 2013 to the
Prospectus dated October 29, 2013

This Supplement amends information in the Prospectus of the SA Funds – Investment Trust (“Trust”) dated October 29, 2013. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-800-366-7266 or on the Internet at http://sa-funds.net.

The expense examples in the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, found on pages 2, 11, 14, 17, 24, 28 and 31 of the Prospectus, respectively, have been amended and are replaced in their entirety with the following:

Supplement Closing [Text Block]	safit_SupplementClosingTextBlock	You should retain this Supplement for future reference.
SA Real Estate Securities Fund | SA Real Estate Securities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,316